DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (currency risk and interest rate risk), and liquidity risk. The company and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The following table summarizes the aggregate notional amounts of the company’s derivative positions as at December 31, 2024 and 2023:

(US$ MILLIONS)	December 31, 2024	December 31, 2023
Foreign exchange contracts	$374	$614
Cross currency swaps	112	111
Interest rate derivatives	4,156	4,375
	$4,642	$5,100
Foreign exchange contracts
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the company as at December 31, 2024 and 2023. The notional amounts as at December 31, 2024 and 2023 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2024	2023	2024	2023
Foreign exchange contracts
Australian dollars	$36	$39	1.48	1.48
Brazilian real	338	575	5.62	5.21
	$374	$614
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2024 and the comparative notional amounts as at December 31, 2023, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2024				2023
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Interest rate derivatives	—	—	—	—	46
Designated for hedge accounting
Foreign exchange contracts	374	—	—	374	614
Cross currency swaps	—	112	—	112	111
Interest rate derivatives	475	3,681	—	4,156	4,329
	$849	$3,793	$—	$4,642	$5,100